Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 613	$ 647
Severance (included in salaries)	0	60
Share-based payments	116	516
Director compensation (included in salaries)	84	71
Related party transaction, due from (to) related party	$ 813	$ 1,294